Financial Instruments (Details) - Currency risk [member] - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 32	$ 194
Financial liabilities denominated in foreign currencies [member]
Disclosure of detailed information about financial instruments [line items]
Net exposure	(57)	(1)
Financial assets denominated in foreign currencies [member]
Disclosure of detailed information about financial instruments [line items]
Net exposure	$ 89	$ 195